Fundamental All Cap Core Fund Expense Example - Class A C I R2 R4 R6 [Member] - Fundamental All Cap Core Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 608
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	1,845
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,004
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,068
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,530
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,350
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 949